Document and Entity Information	Dec. 19, 2019
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001356104
Document Type	8-K
Document Period End Date	Dec. 19, 2019
Entity Registrant Name	Mellanox Technologies, Ltd.
Entity Incorporation State Country Code	L3
Entity File Number	001-33299
Entity Tax Identification Number	98-0233400
Entity Address, Address Line One	Beit Mellanox
Entity Address, City or Town	Yokneam
Entity Address, Country	IL
Entity Address, Postal Zip Code	20692
City Area Code	+972-4
Local Phone Number	909-7200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Ordinary Shares, nominal value NIS 0.0175 per share
Trading Symbol	MLNX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false